Note 18 - Restricted Cash	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of restricted cash and cash equivalents [text block]

18  Restricted cash

As of December 31, 2025, current Restricted cash primarily related to deposits for insurance policies of $16.8 million ( December 31, 2024: $15.9 million) and non-current Restricted cash primarily related to guarantees for lease agreements of $5.7 million ( December 31, 2024: $2.0 million).